Annual Total Returns	12 Months Ended
Dec. 31, 2024
Return Stacked(R) Bonds & Managed Futures ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(3.07%)
Return Stacked Global Stocks & Bonds ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.60%
Return Stacked(R) U.S. Stocks & Managed Futures ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.32%